Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Current assets:
Cash and cash equivalents (including $5,095 restricted cash, note 3(c) and 14(a))	$ 61,119	$ 71,842
Accounts receivable (note 7)	55,442	61,900
Inventories (note 8)	46,011	45,737
Prepaid expenses	4,835	4,726
Current assets held for sale (note 6)	1,676	16,992
Total current assets	169,083	201,197
Long-term investments (note 9)	8,818	9,302
Property, plant and equipment (note 10)	63,431	69,804
Intangible assets (note 11)	16,829	20,943
Deferred income tax assets (note 18(b))	1,664	1,848
Goodwill (note 12)	3,170	3,324
Other long-term assets	6,933	7,204
Total assets	269,928	313,622
Current liabilities:
Accounts payable and accrued liabilities (note 13)	82,851	86,225
Current portion of long-term debt (note 14)	10,327	8,993
Current portion of long-term royalty payable (note 15)	6,091	2,390
Warranty liability (note 16)	2,800	3,529
Current liabilities held for sale (note 6)	3,870	19,141
Total current liabilities	105,939	120,278
Long-term debt (note 14)	44,983	45,429
Long-term royalty payable (note 15)	14,844	16,641
Warranty liability (note 16)	2,141	2,772
Deferred income tax liabilities (note 18(b))	4,229	4,616
Other long-term liabilities	7,116	5,854
Total long-term liabilities	179,252	195,590
Share capital (Unlimited common and preferred shares, no par value)(note 17):
Unlimited common shares, no par value: 133,380,899 (2017 - 131,279,709) common shares issued	1,087,068	1,078,280
Other equity instruments	12,948	16,247
Additional paid in capital	10,079	10,079
Accumulated deficit	(998,361)	(966,869)
Accumulated other comprehensive loss	(21,058)	(19,705)
Total shareholders' equity	90,676	118,032
Total liabilities and shareholders' equity	269,928	313,622
Commitments and contingencies (note 20)